Property and Equipment, Net - Schedule Of Property And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment—gross	$ 4,251	$ 3,587
Less accumulated depreciation	(1,167)	(425)
Property and equipment, net	3,084	3,162
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment—gross	812	559
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment—gross	928	560
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment—gross	$ 2,511	$ 2,468